Non Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Non Current Liabilities (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of defined benefit plans [line items]
Employee benefits	$ 265,891	$ 203,178
Long Service Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	230,441	179,603
Provision For Retirement Payment [Member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 35,450	$ 23,575